Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Amounts expensed as incurred for employee defined contribution plan	¥ 80,870	¥ 85,184	¥ 90,470